EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Pension Cost (Reversal of Cost)	$ 6,078	$ 3,515	$ 2,002
Payment for Pension Benefits	$ 0	0	0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Contribution Plan, Cost	$ 0	0	0
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	93,433	80,006
Service cost	10,198	9,291	9,065
Interest cost	4,649	4,279	$ 2,585
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Noninterest Expense
Actuarial gain (loss)	3,460	6,687
Defined Benefit Plan, Benefit Obligation, Benefits Paid	7,443	6,830
Benefit obligation at end of year	104,297	93,433	$ 80,006
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	144,540	133,449
Actual return on plan assets	13,057	17,921
Defined Benefit Plan, Plan Assets, Benefits Paid	7,443	6,830
Fair value of plan assets at end of year	150,154	144,540	133,449
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets	45,857	51,106
Liabilities	0	0
Net amount recognized	45,857	51,106
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	39,641	40,459
Net prior service cost	12	22
Deferred tax assets	(9,173)	(9,364)
Net amount recognized	30,480	31,117	32,023	$ 20,846
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(637)	(906)	11,177
Accumulated benefit obligation	104,047	92,953
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	10,198	9,291	9,065
Interest cost	4,649	4,279	2,585
Expected return on plan assets	(10,555)	(10,802)
Amortization of prior service cost	$ 10	10	$ (302)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Noninterest Expense		Other Noninterest Expense
Defined Benefit Plan, Amortization of Gain (Loss)	$ 1,776	737	$ 1,636
Net periodic benefit (income) cost	6,078	3,515	2,002
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	958	(432)	16,001
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	(10)	(10)	302
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(1,776)	(737)	(1,636)
Total recognized in accumulated other comprehensive income	(828)	(1,179)	14,667
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$ 5,250	$ 2,336	$ 16,669
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.69%	5.18%	5.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	5.49%	4.93%	5.20%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.18%	5.50%	2.89%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	4.93%	5.20%	2.58%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2025	$ 7,519
2026	7,279
2027	8,671
2028	7,865
2029	10,482
Thereafter	54,019
Pension Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	150,154
Pension Plan | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	130,596
Pension Plan | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	4,110
Pension Plan | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Pension Plan | Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	245
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		$ 193
Pension Plan | Cash | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	245
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		193
Pension Plan | Cash | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Cash | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	4,110
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		2,751
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	4,110
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		2,751
Pension Plan | US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	65,139
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		53,022
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	65,139
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		53,022
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	65,212
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		74,301
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	65,212
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		74,301
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Equity mutual funds | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount	134,706	130,267
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		127,516
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		2,751
Pension Plan | Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	15,448
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		14,273
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		144,540
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		127,516
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		2,751
Pension Plan | Defined Benefit Pension Plan Investments at Fair Value Member | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		$ 0